Business overview (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Net loss from continuing operations	$ 183	$ 2,674
Cash flow from operating activities	2,177	$ 1,880
Accumulated deficit	$ 9,751		$ 20,508
Tariff percentage	35.00%
Exemption percentage	25.00%